CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenue from third parties		$ 125,365,751	$ 35,185,508	[1]
Revenue from related party		18,973,054		[1]
Total revenue		144,338,805	35,185,508
Cost of revenue		137,188,353	35,551,198	[1]
Gross profit		7,150,452	(365,690)	[1]
Operating expenses:
Selling, general and administrative expenses		12,848,184	10,898,323	[1]
Research and development expense		406,845
Professional fees		3,153,697	1,400,139	[1]
Depreciation and amortization		306,801	505,028
Impairment of other intangible assets (Note 8)		216,468	2,018,628	[1]
Earn-out share award expense (Note 13)	[1]		13,700,000
Total operating expenses		16,931,995	28,522,118	[1]
Loss from operations		(9,781,543)	(28,887,808)	[1]
Interest and other income (expense):
Interest expense, net		(95,658)	(254,725)	[1]
Change in fair value of warrant liabilities		(112,642)	324,432	[1]
Equity in loss of equity method investees		(129,193)	(31,557)	[1]
Impairment of equity method investments	[1]		(38,448)
Others		(73,833)	57,017	[1]
Loss before income taxes and non-controlling interest		(10,192,869)	(28,831,089)	[1]
Income tax benefit	[1]		330,124
Net loss		(10,192,869)	(28,500,965)	[1]
Net loss attributable to non-controlling interest		357,268	2,092,991	[1]
Net loss attributable to Seven Stars Cloud shareholders		$ (9,835,601)	$ (26,407,974)	[1]
Basic and diluted loss per share (in dollars per share)		$ (0.16)	$ (0.73)	[1]
Weighted average shares outstanding:
Basic and diluted (in shares)		61,182,209	35,998,001	[1]

[1]	The above consolidated balance sheets present the Wecast Services Limited and Wide Angle Group Limited acquired from BT Capital Global Limited ("BT") on January 30 and January 31, 2017, respectively as if they had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 5 "Acquisition")